Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 06, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A